LOANS AND ADVANCES TO CUSTOMERS, NET (Tables)	12 Months Ended
Dec. 31, 2024
LOANS AND ADVANCES TO CUSTOMERS, NET
Schedule of loans and financial leasing operating portfolio
The following is the composition of the loans and financial leasing operations portfolio, net as of December 31, 2024 and 2023:

Composition	December 31, 2024	December 31, 2023
In millions of COP
Commercial	153,252,811	134,687,396
Consumer	55,815,683	54,591,769
Mortgage	41,741,601	36,250,408
Financial Leases(1)	27,291,604	27,277,057
Small Business Loans	1,352,209	1,145,017
Total gross loans and advances to customers(2)	279,453,908	253,951,647
Total allowance	(16,179,738)	(16,223,103)
Total Net loans and advances to customers	263,274,170	237,728,544
(1)See note 11.1 Lessor.
(2)Operations in Colombia, Panama, and Guatemala through the Group's Banks operating in these geographies contributed to the increase in the portfolio. Additionally, as of December 31, 2024, the Colombian peso devalued 15.36% against the US dollar, compared to December 31, 2023.

Schedule of the changes in the allowance for loans and advances and lease losses
The following table sets forth the changes in the allowance for loans and advances and lease losses as of December 31, 2024, 2023 and 2022:
As of December 31, 2024

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total
In millions of COP
Balance at beginning of period January 1, 2024	6,290,266	7,717,038	1,023,206	1,024,575	168,018	16,223,103
Loan sales(1)	(178,128)	-	-	-	-	(178,128)
Recovery of charged - off loans(2)	85,858	637,131	48,029	150,466	4,784	926,268
Credit impairment charges on loans, advances and financial leases, net(3)	1,462,622	3,660,321	215,240	62,708	12,761	5,413,652
Adjusted stage 3(4)	331,332	579,861	41,563	72,432	9,010	1,034,198
Charges-off(2)	(977,743)	(6,406,521)	(143,885)	(228,639)	(99,124)	(7,855,912)
Translation adjustment(5)	245,023	309,947	51,024	6,730	3,833	616,557
Balance at December 31, 2024	7,259,230	6,497,777	1,235,177	1,088,272	99,282	16,179,738
(1)Corresponds to the release of loan allowances related to portfolio sales.
(2)This amount results from collections of previously charged off loans.
(3)The credit impairment charges decreased by 27.45% compared to the previous year. This decrease is primarily due an improvement in the consumer portfolio resulting from lending and collection actions that the Bank initiated in 2023, which had positive effects in 2024. Additionally, there has been a positive effect of the macroeconomic variables in the expected credit losses models. .
(4)Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.
(5)The variation is due to the increase in the market representative rate from COP 3,822.05 in December 2023 to COP 4,409.15 in December 2024.

As of December 31, 2023

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total
In millions of COP
Balance at beginning of period January 1, 2023	7,270,305	6,047,135	1,024,091	1,013,074	125,035	15,479,640
Loan sales(1)	(829,547)	-	-	-	-	(829,547)
Recovery of charged - off loans(2)	93,251	548,655	64,573	61,749	2,706	770,934
Credit impairment charges on loans, advances and financial leases, net	756,174	6,313,453	104,417	167,904	119,531	7,461,479
Adjusted stage 3(3)	427,283	509,668	33,465	67,288	11,201	1,048,905
Charges-off(2)	(970,685)	(5,261,966)	(128,532)	(277,904)	(81,276)	(6,720,363)
Translation adjustment(4)	(456,515)	(439,907)	(74,808)	(7,536)	(9,179)	(987,945)
Balance at December 31, 2023	6,290,266	7,717,038	1,023,206	1,024,575	168,018	16,223,103
(1)Corresponds to the release of loan allowances related to portfolio sales.
(2)This amount is still subject to enforcement activity.
(3)Recognized as reduction to interest income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.
(4)The variation is due to the decrease in the market representative rate from COP 4,810.20 in December 2022 to COP 3,822.05 in December 2023.

As of December 31, 2022

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total
In millions of COP
Balance at beginning of period January 1, 2022	7,813,023	5,305,267	1,061,058	1,521,067	164,067	15,864,482
Loan sales(1)	(225,226)	-	-	-	-	(225,226)
Recovery of charged - off loans(2)	188,018	385,011	28,690	72,056	1,191	674,966
Credit impairment charges on loans, advances and financial leases, net	502,577	3,447,515	183,436	(461,665)	49,490	3,721,353
Adjusted stage 3(3)	323,196	279,843	38,769	48,836	11,989	702,633
Charges-off(2)	(1,742,895)	(3,788,517)	(345,991)	(176,407)	(111,092)	(6,164,902)
Translation adjustment(4)	411,612	418,016	58,129	9,187	9,390	906,334
Balance at December 31, 2022	7,270,305	6,047,135	1,024,091	1,013,074	125,035	15,479,640
(1)Corresponds to the release of loan allowances related to portfolio sales.
(2)This amount is still subject to enforcement activity.
(3)Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.
(4)The variation is due to the increase in the market representative rate from COP 3,981.16 in December 2021 to COP 4,810.20 in December 2022.

Schedule of changes in the contractual cash flows of the loan portfolio that did not result in derecognition
The following table presents information about the nature and effects of changes in the contractual cash flows of the loan portfolio that did not result in derecognition and the effect of these changes on the measurement of expected credit losses.

Changes in the contractual cash flows of the loan portfolio that did not result in derecognition
In millions of COP
	December 31, 2024	December 31, 2023
Loan portfolio modified during the period
Amortized cost before modification	7,563,621	7,566,692
Net gain or loss on changes	(560,552)	(182,023)
Loan portfolio modified since initial recognition
Gross carrying value of the previously modified loan portfolio for which the allowance for losses has been changed from the asset's life to the expected credit losses for 12 months.	325,028	393,789

Schedule of significant changes in the loans and the allowance for loans losses by category
As of December 31, 2024
Commercial

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2024	120,773,927	(638,095)	5,453,537	(425,470)	8,459,932	(5,226,701)	134,687,396	(6,290,266)
Transfers of financial instruments:	(1,548,717)	(13,835)	(200,399)	101,921	1,749,116	(88,086)	-	-
Transfers from stage 1 to stage 2	(1,625,193)	22,890	1,625,193	(22,890)	-	-	-	-
Transfers from stage 1 to stage 3	(1,207,431)	36,155	-	-	1,207,431	(36,155)	-	-
Transfers from stage 2 to stage 1	1,278,864	(70,018)	(1,278,864)	70,018	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(633,645)	86,370	633,645	(86,370)	-	-
Transfers from stage 3 to stage 1	5,043	(2,862)	-	-	(5,043)	2,862	-	-
Transfers from stage 3 to stage 2	-	-	86,917	(31,577)	(86,917)	31,577	-	-
Remeasurement arising from transfer of stage	(537,295)	42,814	(254,631)	(33,104)	(236,667)	(1,205,996)	(1,028,593)	(1,196,286)
Remeasurement from remaining in the stage	(7,993,068)	112,459	(269,421)	38,168	29,358	(329,489)	(8,233,131)	(178,862)
Remeasurement due to changes in economics factors	-	3,800	-	(1,359)	-	109	-	2,550
Remeasurement due to changes in model inputs	-	12,929	-	(60,157)	-	28,775	-	(18,453)
New financial assets purchased/originated(1)	83,411,122	(234,532)	2,012,893	(166,762)	1,595,995	(954,919)	87,020,010	(1,356,213)
Financial assets that have been derecognized	(61,617,701)	229,467	(1,631,559)	81,976	(1,177,975)	734,137	(64,427,235)	1,045,580
Charges-off	(18,847)	872	(71,910)	24,045	(886,986)	952,826	(977,743)	977,743
Foreign Exchange and other movements	5,292,046	(17,916)	507,278	(18,768)	412,783	(208,339)	6,212,107	(245,023)
Balance at December 31, 2024	137,761,467	(502,037)	5,545,788	(459,510)	9,945,556	(6,297,683)	153,252,811	(7,259,230)
(1) Includes financial assets purchased, originated and restructured.
Consumer

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2024	46,060,615	(2,672,234)	4,407,067	(1,584,505)	4,124,087	(3,460,299)	54,591,769	(7,717,038)
Transfers of financial instruments:	(3,287,690)	167,853	1,334,175	(32,948)	1,953,515	(134,905)	-	-
Transfers from stage 1 to stage 2	(2,355,931)	236,700	2,355,931	(236,700)	-	-	-	-
Transfers from stage 1 to stage 3	(1,694,306)	185,537	-	-	1,694,306	(185,537)	-	-
Transfers from stage 2 to stage 1	705,570	(207,512)	(705,570)	207,512	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(572,936)	195,424	572,936	(195,424)	-	-
Transfers from stage 3 to stage 1	56,977	(46,872)	-	-	(56,977)	46,872	-	-
Transfers from stage 3 to stage 2	-	-	256,750	(199,184)	(256,750)	199,184	-	-
Remeasurement arising from transfer of stage	(322,470)	214,334	(389,162)	(153,151)	1,432,594	(4,673,940)	720,962	(4,612,757)
Remeasurement from remaining in the stage	(3,891,488)	246,406	(137,592)	(27,302)	27,126	(96,141)	(4,001,954)	122,963
Remeasurement due to changes in economics factors	-	13,782	-	8,102	-	(4,463)	-	17,421
Remeasurement due to changes in model inputs	-	370,905	-	(37,890)	-	(28,501)	-	304,514
New financial assets purchased/originated(1)	18,171,352	(503,056)	1,702,506	(592,301)	1,099,137	(970,118)	20,972,995	(2,065,475)
Financial assets that have been derecognized	(11,013,532)	597,248	(895,311)	336,485	(525,071)	422,288	(12,433,914)	1,356,021
Charges-off	(1,093,049)	266,898	(1,092,436)	502,944	(4,221,036)	5,636,679	(6,406,521)	6,406,521
Foreign Exchange and other movements	2,073,275	(72,848)	189,360	(63,708)	109,711	(173,391)	2,372,346	(309,947)
Balance at December 31, 2024	46,697,013	(1,370,712)	5,118,607	(1,644,274)	4,000,063	(3,482,791)	55,815,683	(6,497,777)
(1)Includes financial assets purchased, originated and restructured.
Financial Leases

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2024	22,553,128	(145,429)	3,293,100	(206,641)	1,430,829	(672,505)	27,277,057	(1,024,575)
Transfers of financial instruments:	(626,993)	(32,495)	164,252	42,979	462,741	(10,484)	-	-
Transfers from stage 1 to stage 2	(807,360)	11,270	807,360	(11,270)	-	-	-	-
Transfers from stage 1 to stage 3	(301,609)	5,217	-	-	301,609	(5,217)	-	-
Transfers from stage 2 to stage 1	476,482	(48,011)	(476,482)	48,011	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(261,903)	28,911	261,903	(28,911)	-	-
Transfers from stage 3 to stage 1	5,494	(971)	-	-	(5,494)	971	-	-
Transfers from stage 3 to stage 2	-	-	95,277	(22,673)	(95,277)	22,673	-	-
Remeasurement arising from transfer of stage	(29,224)	26,927	(111,911)	(24,264)	82,688	(332,058)	(58,447)	(329,395)
Remeasurement from remaining in the stage	(2,030,801)	1,024	(36,408)	6,618	(48,471)	19,994	(2,115,680)	27,636
Remeasurement due to changes in economics factors	-	388	-	(1,315)	-	3,278	-	2,351
Remeasurement due to changes in model inputs	-	33,405	-	(39,054)	-	(19,599)	-	(25,248)
New financial assets purchased/originated(1)	4,685,664	(16,709)	265,140	(61,525)	43,177	(26,867)	4,993,981	(105,101)
Financial assets that have been derecognized	(2,161,635)	14,818	(369,040)	13,130	(232,037)	116,203	(2,762,712)	144,151
Charges-off	(2,309)	116	(626)	38,690	(225,704)	189,833	(228,639)	228,639
Foreign Exchange and other movements	173,604	(873)	8,203	(2,848)	4,237	(3,009)	186,044	(6,730)
Balance at December 31, 2024	22,561,434	(118,828)	3,212,710	(234,230)	1,517,460	(735,214)	27,291,604	(1,088,272)
(1)Includes financial assets purchased, originated and restructured.
Mortgage

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2024	32,210,648	(184,915)	2,628,654	(284,921)	1,411,106	(553,370)	36,250,408	(1,023,206)
Transfers of financial instruments:	(530,580)	(63,741)	(110,527)	65,658	641,107	(1,917)	-	-
Transfers from stage 1 to stage 2	(1,054,660)	17,932	1,054,660	(17,932)	-	-	-	-
Transfers from stage 1 to stage 3	(388,239)	7,709	-	-	388,239	(7,709)	-	-
Transfers from stage 2 to stage 1	911,038	(89,109)	(911,038)	89,109	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(575,585)	77,114	575,585	(77,114)	-	-
Transfers from stage 3 to stage 1	1,281	(273)	-	-	(1,281)	273	-	-
Transfers from stage 3 to stage 2	-	-	321,436	(82,633)	(321,436)	82,633	-	-
Remeasurement arising from transfer of stage	(46,383)	71,166	(34,361)	(69,232)	58,849	(197,427)	(21,895)	(195,493)
Remeasurement from remaining in the stage	(1,500,100)	146	(28,254)	(50,026)	(14,983)	(92,113)	(1,543,337)	(141,993)
Remeasurement due to changes in economics factors	-	(655)	-	232	-	-	-	(423)
Remeasurement due to changes in model inputs	-	35,570	-	38,196	-	(59,346)	-	14,420
New financial assets purchased/originated(1)	7,250,404	(24,146)	89,441	(15,434)	38,103	(15,032)	7,377,948	(54,612)
Financial assets that have been derecognized	(2,219,679)	13,232	(88,540)	12,205	(114,124)	47,832	(2,422,343)	73,269
Charges-off	(3,221)	263	(2,019)	1,789	(138,645)	141,833	(143,885)	143,885
Foreign Exchange and other movements	1,915,491	(5,340)	247,536	(14,193)	81,678	(31,491)	2,244,705	(51,024)
Balance at December 31, 2024	37,076,580	(158,420)	2,701,930	(315,726)	1,963,091	(761,031)	41,741,601	(1,235,177)
(1)Includes financial assets purchased, originated and restructured.
Small business loans

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2024	774,571	(55,230)	260,303	(34,865)	110,143	(77,923)	1,145,017	(168,018)
Transfers of financial instruments:	48,693	4,363	(90,096)	465	41,403	(4,828)	-	-
Transfers from stage 1 to stage 2	(32,175)	5,260	32,175	(5,260)	-	-	-	-
Transfers from stage 1 to stage 3	(26,237)	3,577	-	-	26,237	(3,577)	-	-
Transfers from stage 2 to stage 1	106,886	(4,362)	(106,886)	4,362	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(22,854)	3,333	22,854	(3,333)	-	-
Transfers from stage 3 to stage 1	219	(112)	-	-	(219)	112	-	-
Transfers from stage 3 to stage 2	-	-	7,469	(1,970)	(7,469)	1,970	-	-
Remeasurement arising from transfer of stage	(8,293)	2,046	(11,218)	(35)	2,245	(59,190)	(17,266)	(57,179)
Remeasurement from remaining in the stage	(119,140)	13,134	(1,716)	9,558	(4,671)	(1,179)	(125,527)	21,513
Remeasurement due to changes in economics factors	-	549	-	103	-	(52)	-	600
Remeasurement due to changes in model inputs	-	9,603	-	(169)	-	(740)	-	8,694
New financial assets purchased/originated(1)	774,418	(15,290)	42,211	(6,973)	18,044	(12,363)	834,673	(34,626)
Financial assets that have been derecognized	(323,208)	12,414	(120,903)	5,663	(27,026)	16,366	(471,137)	34,443
Charges-off	(19,210)	3,952	(19,407)	7,670	(60,507)	87,502	(99,124)	99,124
Foreign Exchange and other movements	47,972	(523)	32,082	(1,438)	5,519	(1,872)	85,573	(3,833)
Balance at December 31, 2024	1,175,803	(24,982)	91,256	(20,021)	85,150	(54,279)	1,352,209	(99,282)
(1)Includes financial assets purchased, originated and restructured.
As of December 31, 2023
Commercial

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2023	126,530,862	(665,259)	8,062,435	(751,728)	8,944,556	(5,853,318)	143,537,853	(7,270,305)
Transfers of financial instruments:	(1,248,210)	(73,788)	(565,802)	157,677	1,814,012	(83,889)	-	-
Transfers from stage 1 to stage 2	(1,286,292)	24,362	1,286,292	(24,362)	-	-	-	-
Transfers from stage 1 to stage 3	(900,645)	26,071	-	-	900,645	(26,071)	-	-
Transfers from stage 2 to stage 1	931,660	(118,403)	(931,660)	118,403	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(1,081,128)	139,257	1,081,128	(139,257)	-	-
Transfers from stage 3 to stage 1	7,067	(5,818)	-	-	(7,067)	5,818	-	-
Transfers from stage 3 to stage 2	-	-	160,694	(75,621)	(160,694)	75,621	-	-
Remeasurement arising from transfer of stage	(172,134)	98,684	(190,275)	(7,563)	(153,574)	(1,140,608)	(515,983)	(1,049,487)
Remeasurement from remaining in the stage	(10,087,837)	69,038	(444,057)	97,791	(135,588)	(159,438)	(10,667,482)	7,391
Remeasurement due to changes in economics factors	-	(14,781)	-	(19,968)	-	7,515	-	(27,234)
Remeasurement due to methodological changes	-	19,001	-	53,533	-	25,299	-	97,833
New financial assets purchased/originated(1)	60,154,305	(302,169)	1,192,219	(143,442)	1,296,765	(725,298)	62,643,289	(1,170,909)
Financial assets that have been derecognized	(45,206,464)	181,931	(1,519,892)	121,596	(1,715,530)	1,391,718	(48,441,886)	1,695,245
Charges-off	(19,285)	973	(81,528)	17,475	(869,872)	952,237	(970,685)	970,685
Foreign Exchange and other movements	(9,177,310)	48,275	(999,563)	49,159	(720,837)	359,081	(10,897,710)	456,515
Balance at December 31, 2023	120,773,927	(638,095)	5,453,537	(425,470)	8,459,932	(5,226,701)	134,687,396	(6,290,266)
(1)Includes financial assets purchased, originated and restructured.
Consumer

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2023	51,510,943	(1,823,841)	5,288,921	(1,868,882)	2,788,857	(2,354,412)	59,588,721	(6,047,135)
Transfers of financial instruments:	(2,366,645)	(213,509)	299,377	313,735	2,067,268	(100,226)	-	-
Transfers from stage 1 to stage 2	(1,890,263)	116,262	1,890,263	(116,262)	-	-	-	-
Transfers from stage 1 to stage 3	(1,805,932)	124,706	-	-	1,805,932	(124,706)	-	-
Transfers from stage 2 to stage 1	1,252,391	(381,036)	(1,252,391)	381,036	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(547,962)	230,723	547,962	(230,723)	-	-
Transfers from stage 3 to stage 1	77,159	(73,441)	-	-	(77,159)	73,441	-	-
Transfers from stage 3 to stage 2	-	-	209,467	(181,762)	(209,467)	181,762	-	-
Remeasurement arising from transfer of stage	(176,080)	281,499	(103,802)	(541,174)	990,976	(4,445,663)	711,094	(4,705,338)
Remeasurement from remaining in the stage	(4,024,103)	(79,073)	(162,497)	(79,505)	278,004	(493,421)	(3,908,596)	(651,999)
Remeasurement due to changes in economics factors	-	(242,317)	-	(32,244)	-	989	-	(273,572)
Remeasurement due to methodological changes	-	(423,782)	-	252,110	-	19,805	-	(151,867)
New financial assets purchased/originated(1)	15,350,895	(866,684)	1,429,142	(584,910)	1,275,594	(1,053,814)	18,055,631	(2,505,408)
Financial assets that have been derecognized	(9,643,264)	349,930	(858,742)	315,991	(294,422)	250,487	(10,796,428)	916,408
Charges-off	(1,299,715)	231,387	(1,129,877)	542,312	(2,832,374)	4,488,267	(5,261,966)	5,261,966
Foreign Exchange and other movements	(3,291,416)	114,156	(355,455)	98,062	(149,816)	227,689	(3,796,687)	439,907
Balance at December 31, 2023	46,060,615	(2,672,234)	4,407,067	(1,584,505)	4,124,087	(3,460,299)	54,591,769	(7,717,038)
(1)Includes financial assets purchased, originated and restructured.
Financial leases

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2023	23,566,544	(151,328)	3,172,285	(238,920)	1,358,887	(622,826)	28,097,716	(1,013,074)
Transfers of financial instruments:	(33,774)	(56,552)	(337,901)	74,010	371,675	(17,458)	-	-
Transfers from stage 1 to stage 2	(886,398)	15,837	886,398	(15,837)	-	-	-	-
Transfers from stage 1 to stage 3	(214,258)	6,202	-	-	214,258	(6,202)	-	-
Transfers from stage 2 to stage 1	1,065,222	(77,927)	(1,065,222)	77,927	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(211,221)	26,291	211,221	(26,291)	-	-
Transfers from stage 3 to stage 1	1,660	(664)	-	-	(1,660)	664	-	-
Transfers from stage 3 to stage 2	-	-	52,144	(14,371)	(52,144)	14,371	-	-
Remeasurement arising from transfer of stage	(67,839)	66,879	(66,232)	(43,021)	38,500	(275,772)	(95,571)	(251,914)
Remeasurement from remaining in the stage	(1,719,440)	7,812	(84,050)	27,024	(16,635)	(44,480)	(1,820,125)	(9,644)
Remeasurement due to changes in economics factors	-	(2,286)	-	(4,103)	-	8,419	-	2,030
Remeasurement due to methodological changes	-	(1,756)	-	(5,150)	-	8,486	-	1,580
New financial assets purchased/originated(1)	2,926,745	(21,654)	915,316	(57,704)	67,467	(45,494)	3,909,528	(124,852)
Financial assets that have been derecognized	(1,780,980)	11,596	(264,866)	12,186	(129,570)	62,077	(2,175,416)	85,859
Charges-off	(863)	29	(25,471)	27,464	(251,570)	250,411	(277,904)	277,904
Foreign Exchange and other movements	(337,265)	1,831	(15,981)	1,573	(7,925)	4,132	(361,171)	7,536
Balance at December 31, 2023	22,553,128	(145,429)	3,293,100	(206,641)	1,430,829	(672,505)	27,277,057	(1,024,575)
(1)Includes financial assets purchased, originated and restructured.
Mortgage

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2023	34,067,734	(206,800)	1,997,270	(256,275)	1,306,369	(561,016)	37,371,373	(1,024,091)
Transfers of financial instruments:	(1,226,789)	(46,563)	838,151	32,285	388,638	14,278	-	-
Transfers from stage 1 to stage 2	(1,419,929)	20,379	1,419,929	(20,379)	-	-	-	-
Transfers from stage 1 to stage 3	(330,417)	7,821	-	-	330,417	(7,821)	-	-
Transfers from stage 2 to stage 1	523,311	(74,687)	(523,311)	74,687	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(306,993)	52,110	306,993	(52,110)	-	-
Transfers from stage 3 to stage 1	246	(76)	-	-	(246)	76	-	-
Transfers from stage 3 to stage 2	-	-	248,526	(74,133)	(248,526)	74,133	-	-
Remeasurement arising from transfer of stage	(18,655)	45,186	(8,302)	(84,371)	63,442	(154,335)	36,485	(193,520)
Remeasurement from remaining in the stage	(1,240,204)	(6,873)	(12,416)	(5,955)	(20,842)	(125,459)	(1,273,462)	(138,287)
Remeasurement due to changes in economics factors	-	(8,108)	-	(1,386)	-	-	-	(9,494)
Remeasurement due to methodological changes	-	54,756	-	17,730	-	58,972	-	131,458
New financial assets purchased/originated(1)	5,361,515	(36,938)	102,552	(19,513)	37,864	(11,435)	5,501,931	(67,886)
Financial assets that have been derecognized	(1,428,077)	11,130	(69,961)	10,885	(106,100)	53,259	(1,604,138)	75,274
Charges-off	(2,088)	8	(2,446)	497	(123,998)	128,027	(128,532)	128,532
Foreign Exchange and other movements	(3,302,788)	9,287	(216,194)	21,182	(134,267)	44,339	(3,653,249)	74,808
Balance at December 31, 2023	32,210,648	(184,915)	2,628,654	(284,921)	1,411,106	(553,370)	36,250,408	(1,023,206)
(1)Includes financial assets purchased, originated and restructured.
Small business loans

	Stage1		Stage2		Stage3		Total
	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance	Gross carrying	Allowance
In millions of COP
Balance at January 1, 2023	1,093,973	(28,564)	135,528	(29,024)	98,575	(67,447)	1,328,076	(125,035)
Transfers of financial instruments:	(210,552)	3,957	155,467	(680)	55,085	(3,277)	-	-
Transfers from stage 1 to stage 2	(177,024)	4,932	177,024	(4,932)	-	-	-	-
Transfers from stage 1 to stage 3	(46,849)	2,745	-	-	46,849	(2,745)	-	-
Transfers from stage 2 to stage 1	13,169	(3,625)	(13,169)	3,625	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(17,243)	5,043	17,243	(5,043)	-	-
Transfers from stage 3 to stage 1	152	(95)	-	-	(152)	95	-	-
Transfers from stage 3 to stage 2	-	-	8,855	(4,416)	(8,855)	4,416	-	-
Remeasurement arising from transfer of stage	(2,939)	2,268	(4,798)	(5,519)	(8,155)	(58,743)	(15,892)	(61,994)
Remeasurement from remaining in the stage	(133,210)	5,932	(9,475)	(7,767)	(94)	(9,821)	(142,779)	(11,656)
Remeasurement due to changes in economics factors	-	(3,185)	-	(882)	-	24	-	(4,043)
Remeasurement due to methodological changes	-	(14,202)	-	3,792	-	2,808	-	(7,602)
New financial assets purchased/originated(1)	395,777	(29,237)	31,394	(8,643)	32,093	(28,378)	459,264	(66,258)
Financial assets that have been derecognized	(220,594)	5,021	(13,738)	3,545	(12,904)	9,549	(247,236)	18,115
Charges-off	(17,840)	1,787	(17,376)	7,174	(46,060)	72,315	(81,276)	81,276
Foreign Exchange and other movements	(130,044)	993	(16,699)	3,139	(8,397)	5,047	(155,140)	9,179
Balance at December 31, 2023	774,571	(55,230)	260,303	(34,865)	110,143	(77,923)	1,145,017	(168,018)
(1)Includes financial assets purchased, originated and restructured.